Financial instruments and risk management (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments and Risk Management [Abstract]
Financial Instruments - Classification
All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

	Note	06/30/2026	12/31/2025
Assets
Amortized cost
Cash and cash equivalents	9	16,645,571	15,179,753
Trade accounts receivable	11	6,214,486	6,560,607
Other assets (1)		610,974	595,069
		23,471,031	22,335,429
Fair value through other comprehensive income
Investments (2)	18.1	862,512	901,181
		862,512	901,181
Fair value through profit or loss
Derivative financial instruments (3)	4.5.1	11,904,392	9,571,661
Marketable securities (4)	10	9,972,011	10,252,454
		21,876,403	19,824,115
		46,209,946	43,060,725
Liabilities
Amortized cost
Trade accounts payable	21	5,585,058	5,141,386
Loans, financing and debentures	22.1	92,706,122	94,801,257
Lease liabilities	23.2	6,707,418	6,929,890
Dividends payable		7,352	1,393,121
Other liabilities (1)		318,169	236,724
		105,324,119	108,502,378
Fair value through profit or loss
Derivative financial instruments (3)	4.5.1	8,438,336	9,341,349
		8,438,336	9,341,349
		113,762,455	117,843,727
		67,552,509	74,783,002
(1)Includes only items classified as financial instruments.
(2)Investments in publicly traded companies are classified as Level 1 in the fair value hierarchy and total R$ 830,281 as of June 30, 2026 (R$ 865,986 as of December 31, 2025). Investments in privately held companies are classified as Level 3 and total R$32,231 as of June 30, 2026 (R$35,195 as of December 31, 2025).
(3)Financial instruments classified as Level 2 in the fair value hierarchy.
(4)Government securities are financial instruments classified as Level 1 in the fair value hierarchy and total R$ 1,298,973 as of June 30, 2026 (R$1,274,439 as of December 31, 2025). Private securities, investment funds, and other financial investments are classified as Level 2 in the fair value hierarchy and total R$ 8,673,038 as of June 30, 2026 (R$8,978,015 as of December 31, 2025).

Financial Instruments - Fair Value
The estimated fair values of loans and financing are set forth below:

	Yield used to discount/methodology	06/30/2026	12/31/2025
Quoted in the secondary market
In foreign currency
Bonds (1)	Secondary Market	38,944,092	42,223,976
Estimated present value
In foreign currency
Export credits (“Prepayment”)	SOFR	16,555,562	18,404,795
Assets Financing	SOFR	217,792	277,172
IFC - International Finance Corporation	SOFR	5,338,833	5,442,675
ECA - Export Credit Agency	SOFR	1,857,691	1,979,202
Panda Bonds - CNY	Fixed	1,949,727	1,964,329
In local currency
BNDES – TJLP	DI 1	53,487	95,167
BNDES – TLP	DI 1	4,150,753	4,193,766
BNDES – Fixed	DI 1	38,822
BNDES – TR	DI 1	84,934	90,356
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	767,119	547,000
BNDES – UMBNDES	DI 1	272,738	253,500
Assets Financing	DI 1	42,477	49,911
Debentures	DI 1/IPCA	10,952,992	10,873,596
NCE (“Export Credit Notes”)	DI 1	108,401	105,865
NCR (“Rural Credit Notes”)	DI 1	5,513,161	5,520,478
CPR ("Rural Product Notes")	DI 1	3,057,025	1,472,697
ECO INVEST – Agroindustrial Credit	DI 1	329,501	334,422
		90,235,107	93,828,907
(1) The fair value presented in the Financial Statements as of December 31, 2025 did not include one of the 2029 Bond series, in the amount of R$ 5,568,313. Considering the inclusion of this amount, the fair value previously reported as of December 31,2025, in the amount of R$ 36,655,663, was revised to R$ 42,223,976.

Financial Instrument - Liquidity risk

						06/30/2026
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,585,058	5,585,058	5,585,058
Loans, financing and debentures	92,706,122	134,223,634	7,906,339	10,168,812	58,381,990	57,766,493
Lease liabilities	6,707,418	12,054,041	2,043,989	1,232,081	3,099,943	5,678,028
Derivative financial instruments	8,438,336	14,377,544	1,200,050	1,094,962	4,294,846	7,787,686
Dividends payable	7,352	7,352	7,352
Other liabilities	318,169	336,692	141,414	162,111	33,167
	113,762,455	166,584,321	16,884,202	12,657,966	65,809,946	71,232,207

						12/31/2025
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,141,386	5,141,386	5,141,386
Loans, financing and debentures	94,801,257	136,586,565	5,690,098	16,894,643	46,428,491	67,573,333
Lease liabilities	6,929,890	13,281,230	2,761,632	1,235,951	3,161,325	6,122,322
Derivative financial instruments	9,341,349	13,741,567	1,139,273	849,920	3,815,705	7,936,669
Dividends payable	1,393,121	1,393,121	1,393,121
Other liabilities	236,724	256,992	69,458	111,323	76,211
	117,843,727	170,400,861	16,194,968	19,091,837	53,481,732	81,632,324

Financial Instruments - Exchange rate risk management
Additionally, the Company enters into derivative financial instruments linked to the U.S. dollar in order to align the foreign exchange index of its debt with the currency in which it generates cash flows, in accordance with its financial risk management policies. The assets and liabilities exposed to foreign currency risk, substantially denominated in U.S. dollars (US$), are presented below:

	Sensitivity analysis Exchange rate risk (Effect on profit or loss)
	Base value Probable 06/30/2026	Possible (25%)	Remote (50%)	Balance as of 12/31/2025
Cash and cash equivalents	14,364,448	(3,591,112)	(7,182,224)	11,919,897
Marketable securities	9,241	(2,310)	(4,621)	427,329
Trade accounts receivable	4,461,604	(1,115,401)	(2,230,802)	4,705,509
Trade accounts payable	(1,280,825)	(320,206)	(640,413)	(1,075,590)
Loans and financing	(65,052,093)	(16,263,023)	(32,526,047)	(70,357,356)
Other liabilities	(64,223)	(16,056)	(32,112)	(66,446)
Derivative financial instruments
Derivative options	2,628,095	(4,063,302)	(8,199,075)	979,706
Derivative swaps	543,741	(3,953,051)	(7,831,912)	(851,428)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	5,623	(309,749)	(619,527)	24,355
Embedded derivatives	157,605	(156,499)	(312,997)	112,058
Commodity Derivatives	130,992	(32,700)	(65,438)	(34,379)

Financial Instruments - sensitivity analysis

	Sensitivity analysis Interest rate risk (Effect on profit or loss)
	Base value Probable 06/30/2026	Possible (25%)	Remote (50%)	Balance as of 12/31/2025
CDI/SELIC
Cash and cash equivalents	2,232,448	(78,973)	(157,946)	3,204,403
Marketable securities	7,614,276	(269,355)	(538,710)	7,917,258
Loans and financing	8,700,076	(307,765)	(615,530)	8,825,045
Derivative financial instruments
Derivative options	2,628,095	(609,083)	(1,158,047)	979,705
Derivative swaps	544,013	(531,912)	(927,379)	(851,428)
TJLP
Loans and financing	57,391	(1,310)	(2,620)	101,302
IPCA
Marketable securities	1,298,973	(15,328)	(30,656)	1,274,439
Loans and financing	15,012,319	(177,145)	(354,291)	11,845,274
SOFR
Loans and financing	22,605,366	(207,969)	(415,939)	25,195,489
Derivative swaps	1,096,611	(207,859)	(334,947)	(851,428)
The following table sets out the possible impacts, assuming these scenarios in absolute amounts:

	06/30/2026
		Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	157,605	(29,195)	(62,303)

Financial Instruments - Sensitivity analysis foreign exchange - derivative
The positions of outstanding derivatives are set forth below:

		Notional value (1)		Fair value in R$
	Currency	06/30/2026	12/31/2025	06/30/2026	12/31/2025
Debt hedges
Assets
Swap CDI to Fixed	BRL	12,461,936	8,788,534	2,822,436	2,525,172
Swap SOFR to Fixed	USD	2,397,482	2,400,260	633,912	492,458
Swap IPCA to CDI	BRL	14,035,766	11,059,169	1,952,663	1,549,779
Pre-fixed Swap to CDI	BRL	2,000,000	2,400,000	1,615,886	1,562,789
Swap CDI to SOFR	BRL	3,399,600	3,399,600	935,720	915,431
Swap RMB to Fixed	RMB	2,600,000	2,600,000	563,808	509,116
				8,524,425	7,554,745
Liabilities
Swap CDI to Fixed	USD	2,345,530	1,635,783	(2,204,533)	(2,686,614)
Swap SOFR to Fixed	USD	2,397,482	2,400,260	(385,121)	(400,210)
Swap IPCA to CDI	BRL	13,032,960	10,466,620	(2,728,045)	(2,210,556)
Pre-fixed Swap to CDI	BRL	2,000,000	2,400,000	(1,394,042)	(1,554,427)
Swap CDI to SOFR	USD	660,171	660,171	(823,919)	(1,080,537)
Swap RMB to Fixed	USD	362,736	362,736	(445,024)	(473,828)
				(7,980,684)	(8,406,172)
				543,741	(851,427)
Cash flow hedge
Zero Cost Collar (US$ x R$)	USD	4,612,500	6,156,400	2,628,095	979,705
NDF (R$ x US$)	USD	230,000	90,000	5,623	24,355
				2,633,718	1,004,060
Commodity Hedge and other
Swap US-CPI (standing wood) (2)	USD	148,846	153,342	157,605	112,058
Zero Cost Collar (Brent)	USD	281,797	359,677	130,992	(33,279)
Swap VLSFO/Brent	USD		1,217		(1,100)
				288,597	77,679
				3,466,056	230,312

Current assets	3,109,949	1,556,978
Non-current assets	8,794,443	8,014,683
Current liabilities	(1,164,069)	(1,205,029)
Non-current liabilities	(7,274,267)	(8,136,320)
	3,466,056	230,312
(1)The notional amounts reflect exclusively the remaining months of the hedge and do not include the financial settlements that remain outstanding for the subsequent period.
(2)The embedded derivative refers to a swap contract for the sale of price variations in US$ and US-CPI within the term of a forest partnership with a standing wood supply contract.

Financial Instruments - Fair Value Maturity

	06/30/2026	12/31/2025
2026	696,861	351,949
2027	2,101,698	674,290
2028	313,412	96,273
2029 onwards	354,085	(892,200)
	3,466,056	230,312

Financial Instruments - Outstanding assets and liabilities
Financial Instruments - Fair Value Settled
The settled derivatives positions are set forth below:

	06/30/2026	12/31/2025
Cash flow hedge
Zero Cost Collar (US$)	455,245	9,922
NDF (US$)	75,956	(15,388)
NDF (€ x US$)		(26)
	531,201	(5,492)
Commodity Hedge and other
Zero Cost Collar (Brent)	194,587	(712)
	194,587	(712)
Debt hedges
Swap CDI to Fixed (US$)	333,412	408,373
Swap IPCA to CDI (Brazilian Reais)	(242,393)	(321,139)
Swap Pre-Fixed to CDI	(303,983)
Swap RMB to fixed US$		(16,455)
Swap SOFR to SOFR (US$)		1,504
Swap CDI to SOFR (US$)	207,410	212,326
Swap SOFR to Fixed (US$)	45,969	252,250
	40,415	536,859
	766,203	530,655

Financial Instruments - Fair Value Hierarchy